Lease Liabilities	3 Months Ended
Mar. 31, 2021
Text block [abstract]
Lease Liabilities
Note 10 —Lease Liabilities
The Company primarily leases office and laboratory facilities. Lease arrangements contain a range of different terms and conditions and are typically entered into for fixed periods. Generally, the lease terms are determined according to the non-cancellable period and are between two and eleven years
. In addition, in order to improve flexibility to the Company’s operations, lease terms may provide the Company with options to extend the lease, or terminate the lease within the enforceable lease term. In the Company’s current lease portfolio, extension and termination options range between two to ten years, in addition to the
non-cancellable
period.
Maturity analysis for lease liabilities recognized in the statements of financial position at March 31, 2021 is specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
March 31, 2021

Lease liabilities	7,024	42,525	69,057	118,606	96,481